Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions			6 Months Ended		12 Months Ended
	Jun. 08, 2022 shares	Dec. 19, 2021 Tranche shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			421,763		1,381,326
Unrecognized stock-based compensation | $			$ 32.1		$ 9.2
Weighted-average period			2 years 3 months 3 days		3 years 1 month 6 days
Performance Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		42,927,654			42,909,091
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		four-year
Market Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		3,093,776
Percentage of vesting of award under share-based payment arrangement		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	315,748	605,451
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Rights Number Of Tranches | Tranche		4
Performance Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		four-year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	6,796,074	8,400,892	6,796,074
Twenty Sixteen Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of Minimum estimated fair value of the shares on the date of grant					100.00%
Percentage of exercise price of an ISO granted to a stockholder					10.00%
Percentage of Maximum estimated fair value of the shares on the date of grant					110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $					$ 0.8	$ 0.2
Weighted-average grant-date fair values of options granted | $ / shares					$ 0.96	$ 0.38
Number of shares issued under share-based payment arrangement.			0	512,670	2,418,871	2,619,677
Stock Repurchased During Period, Value | $					$ 1.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number						0
Number of Shares Authorized			12,828,363		65,551,165
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation			288,807		473,373
Common Stock Subject To Repurchase Value | $			$ 0.8		$ 1.2
Twenty Sixteen Stock Incentive Plan [Member] | Performance Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross					18,563
2022 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Number of Shares Authorized			2,492,735
Share Based Compensation Arrangement By Share Based Payment Award Stock holder Ownership Percentage Threshold			10.00%
Share Based Compensation Arrangement By Share Based Payment Award Annual Increase In Authorized Shares Percentage			5.00%
2022 Stock Incentive Plan | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Exercise Price Percentage Of Fair Market Value			100.00%
2022 Stock Incentive Plan | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Exercise Price Percentage Of Fair Market Value			110.00%